Dividends (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 25, 2026 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Mar. 25, 2026 CNY (¥)
Dividends
Aggregate amount of dividend common stock | $										$ 0
S 2024 Q1 Dividends
Dividends
Aggregate amount of dividend common stock								$ 14,792	¥ 106,766
Dividends payable, Declared date								Mar. 26, 2024	Mar. 26, 2024
Common stock dividends declared (in dollars per share)								$ 0.004
Dividends payable, Date of record								Apr. 19, 2024	Apr. 19, 2024
S 2024 Q3 Dividends
Dividends
Aggregate amount of dividend common stock						$ 7,298	¥ 51,905
Dividends payable, Declared date						Sep. 04, 2024	Sep. 04, 2024
Common stock dividends declared (in dollars per share)						$ 0.002
Dividends payable, Date of record						Oct. 11, 2024	Oct. 11, 2024
O 2025 Q1 Dividends
Dividends
Aggregate amount of dividend common stock				$ 7,268	¥ 52,597
Dividends payable, Declared date				Mar. 12, 2025	Mar. 12, 2025
Common stock dividends declared (in dollars per share)				$ 0.002
Dividends payable, Date of record				Apr. 11, 2025	Apr. 11, 2025
O 2025 Q3 Dividends
Dividends
Aggregate amount of dividend common stock		$ 10,896	¥ 77,816
Dividends payable, Declared date		Sep. 04, 2025	Sep. 04, 2025
Common stock dividends declared (in dollars per share)		$ 0.003
Dividends payable, Date of record		Oct. 10, 2025	Oct. 10, 2025
Subsequent Event | O 2026 Q1 Dividends
Dividends
Dividends payable, Declared date	Mar. 25, 2026
Common stock dividends declared (in dollars per share)	$ 0.003
Dividends payable, Date of record	Apr. 24, 2026
Dividends payable, Date to be paid	May 13, 2026
Amount of dividend	$ 10,814										¥ 74,629
ADS | S 2024 Q1 Dividends
Dividends
Common stock dividends declared (in dollars per share)								$ 0.04
ADS | S 2024 Q3 Dividends
Dividends
Common stock dividends declared (in dollars per share)						$ 0.02
ADS | O 2025 Q1 Dividends
Dividends
Common stock dividends declared (in dollars per share)				$ 0.02
ADS | O 2025 Q3 Dividends
Dividends
Common stock dividends declared (in dollars per share)		$ 0.03
ADS | Subsequent Event | O 2026 Q1 Dividends
Dividends
Common stock dividends declared (in dollars per share)	$ 0.03
Dividends payable, Date to be paid	May 20, 2026